UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     (212) 622-7849

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     August 11, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $1,921,257 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108    27923  1275000 SH       Sole    0             1275000        0        0
AEROPOSTALE                    COM              007865108    52002  1800000 SH       Sole    0             1800000        0        0
AMERICAN TOWER CORP            CL A             029912201    90248  2900000 SH       Sole    0             2900000        0        0
BB&T CORP                      CALL             054937907    11229   270000 SH  CALL Sole    0              270000        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    44020  2000000 SH       Sole    0             2000000        0        0
BEAR STEARNS COS INC           CALL             073902908    18911   135000 SH  CALL Sole    0              135000        0        0
BROOKDALE SR LIVING INC        COM              112463104    64542  1442600 SH       Sole    0             1442600        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   125185  3081849 SH       Sole    0             3081849        0        0
CANADIAN NAT RES LTD           COM              136385101   116298  2100000 SH       Sole    0             2100000        0        0
CBOT HLDGS INC                 CL A             14984K106   125570  1050000 SH       Sole    0             1050000        0        0
COMERICA INC                   CALL             200340907     5979   115000 SH  CALL Sole    0              115000        0        0
COMMERCE BANCORP INC NJ        CALL             200519906    11949   335000 SH  CALL Sole    0              335000        0        0
DICKS SPORTING GOODS INC       COM              253393102    55440  1400000 SH       Sole    0             1400000        0        0
GENCORP INC                    COM              368682100    19236  1200000 SH       Sole    0             1200000        0        0
HOSPIRA INC                    COM              441060100   107736  2509000 SH       Sole    0             2509000        0        0
HUDSON CITY BANCORP            COM              443683107    74648  5600000 SH       Sole    0             5600000        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106     1992    70563 SH       Sole    0               70563        0        0
ISHARES TR                     CALL             464287905    50211   700000 SH  PUT  Sole    0              700000        0        0
LAMAR ADVERTISING CO           CL A             512815101    86176  1600000 SH       Sole    0             1600000        0        0
LANDSTAR SYS INC               COM              515098101    80291  1700000 SH       Sole    0             1700000        0        0
LEHMAN BROS HLDGS INC          CALL             524908900    12053   185000 SH  CALL Sole    0              185000        0        0
MASTERCARD INC                 COM              57636Q104    75120  1565000 SH       Sole    0             1565000        0        0
METLIFE INC                    CALL             59156R908    12290   240000 SH  CALL Sole    0              240000        0        0
MITTAL STEEL CO N V            NY REG SH CL A   60684P101    42714  1400000 SH       Sole    0             1400000        0        0
MONSANTO CO NEW                COM              61166W101    79981   950000 SH       Sole    0              950000        0        0
NATIONAL CITY CORP             CALL             635405903     6514   180000 SH  CALL Sole    0              180000        0        0
NEKTAR THERAPEUTICS            COM              640268108    35853  1954885 SH       Sole    0             1954885        0        0
NII HLDGS INC                  CL B NEW         62913F201    45104   800000 SH       Sole    0              800000        0        0
NRG ENERGY INC                 COM NEW          629377508    67452  1400000 SH       Sole    0             1400000        0        0
PENN NATL GAMING INC           COM              707569109    42658  1100000 SH       Sole    0             1100000        0        0
RESEARCH IN MOTION LTD         COM              760975102    27908   400000 SH       Sole    0              400000        0        0
SPDR TR                        CALL             78462F903   101784   800000 SH  PUT  Sole    0              800000        0        0
SUNRISE SENIOR LIVING INC      CALL             86768K906     5807   210000 SH  CALL Sole    0              210000        0        0
TCF FINL CORP                  CALL             872275902     6613   250000 SH  CALL Sole    0              250000        0        0
TIM HORTONS INC                COM              88706M103    43775  1700000 SH       Sole    0             1700000        0        0
TRACTOR SUPPLY CO              COM              892356106     6909   125000 SH       Sole    0              125000        0        0
UAP HLDG CORP                  COM              903441103    37840  1735000 SH       Sole    0             1735000        0        0
UNIONBANCAL CORP               CALL             908906900     5813    90000 SH  CALL Sole    0               90000        0        0
UNIVERSAL TECHNICAL INST INC   COM              913915104    24222  1100000 SH       Sole    0             1100000        0        0
WILLIAMS COS INC DEL           COM              969457100    70080  3000000 SH       Sole    0             3000000        0        0
WORLDSPACE INC                 CL A             981579105     1181   330000 SH       Sole    0              330000        0        0